The MP63 Fund, Inc.

July 5, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: The MP63 Fund, Inc. -Post Effective Amendment No. 21 to the Registration Statement on Form N-1A (File Nos. 333-65599 & 811-09053)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by The MP63 Fund, Inc. (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Fund, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Fund would not have differed from that contained in Post-Effective Amendment No. 21 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 27, 2017 and became effective on July 1, 2017.

Questions related to this filing should be directed to Thomas G. Sheehan of Bernstein Shur Sawyer & Nelson at (207) 228-7165.

Very truly yours,

/s/ Lester Nelson

Lester Nelson

Secretary

cc: Thomas G. Sheehan, Esq.